CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Number of underlying shares represented by one ADS	35	35	35